Related-Party Transactions (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Sales of products to related parties	[1]	¥ 756,431	$ 116,773	¥ 435,046	¥ 896,881
Purchase of raw materials and services from related parties	[2]	656,091	$ 101,283	833,813	¥ 1,187,857
Accounts receivable from related parties	[1]	447,093		264,995		$ 69,019
Prepayments for materials to related party suppliers	[2]	230,376		33,746		35,564
Other amounts due from related parties	[3]	433,277		335,371		66,887
Total due from related parties - current		1,110,746		634,112		171,470
Long-term portion of amounts due from related party	[4]	32,318		32,000		4,989
Prepayments for construction of property, plant and equipment to related party suppliers	[5]	433		144,467		67
Total other due from related parties		433		144,467		67
Amounts due to related parties	[2]	(536,409)		(974,501)		(82,807)
Total due to related parties - current		(536,409)		(974,501)		(82,807)
Long-term portion of amounts due to related party	[6]	¥ (242,267)		¥ (280,640)		$ (37,400)

[1]	The Company sold PV modules of RMB 9,961, RMB 14,793and RMB 5,365(US$828) to its affiliate, Tibetan Yingli, for the years ended December 31, 2013, 2014 and 2015. The Company sold products of RMB 601,652, RMB 268,177and RMB 683,319 (US$105,486) to the subsidiaries of Yingli Group for the years ended December 31, 2013, 2014 and 2015, respectively. These subsidiaries of Yingli Group are controlled by Mr. Liansheng Miao, the Company’s chairman and CEO. The Company sold PV modules of RMB97,772, RMB 5,756 and RMB551(US$85) to an entity whose equity shareholder is a non-controlling interest holder of the Company’s foreign subsidiary for the years ended December 31, 2013, 2014 and 2015, respectively. However, it was no longer the company’s related party since September, 2015. The Company sold PV modules of RMB 187,496, RMB 81,023 and nil to an affiliate which the Company holds 26.53% of its equity interest for the years ended December 31, 2013, 2014 and 2015. The amount of transaction mentioned above included value-added tax.
[2]	The Company purchased raw materials of RMB 978,826, RMB 587,538 and RMB 401,690 (US$ 62,010) from the subsidiaries and an affiliate of Yingli Group for the years ended December 31, 2013, 2014and 2015, respectively. The company purchased services of RMB 191,371, RMB 230,950 and RMB 239,060(US$36,905) from the subsidiaries of Yingli Group and the Company’s affiliate for the years ended December 31, 2013, 2014 and 2015, respectively. The Company imported the polysilicon of RMB12, nil and nil from an entity whose equity shareholder is a non-controlling interest holder of the Company’s foreign subsidiary for the years ended December 31, 2013, 2014 and 2015, respectively. The Company purchased raw materials of RMB17,648, RMB 15,325 and RMB32,752(US$5,056) from the entities whose equity shareholder is a non-controlling interest holder of the Company’s subsidiary for the years ended December 31, 2013 ,2014 and 2015. However, it was no longer the company’s related party since September, 2015.The amount of transaction mentioned above included value-added tax.
[3]	Other amounts due from related parties mainly represent the entrusted loan and advances to Yingli Group and its subsidiaries. In 2011, Tianwei Yingli made a one-year entrusted loan of RMB 100,000 at an interest rate of 7.22% per annum to a subsidiary of Yingli Group. The entrusted loan was extended for another one year before due in 2012, and was collected in full by Tianwei Yingli in December 2013. Hainan Yingli made one-year entrusted loans of RMB 50,000 ,RMB 25,000 and RMB40,000 in 2012 ,2013and 2014, to a subsidiary of Yingli Group at an interest rate of 5.4%, 6.0% and 6.0% per annum, respectively, and collected RMB 65,000 and RMB 10,000 and nil in 2013,2014 and 2015 for the above mentioned loans, respectively. In 2015, Yingli Group disposed the 100% equity interest in the aforementioned subsidiary to a third party and the balance of RMB 40,000 was reclassified to other receivables. In 2014, Hainan Yingli made another one-year entrusted loan of RMB18,000 at an interest rate of 6% per annum to a subsidiary of Yingli Group, which was collected in full by Hainan Yingli in December 2015. In 2015, Yingli Tianjin mad a one-year entrusted loan of RMB2,000 at an interest rate of 5.35% per annum to Tianjin Yingli PV Power Plant technology development Co., Ltd., a subsidiary of Yingli Group. In 2015, Yingli Tianjin made several one-year entrusted loans of RMB49,800 at an interest rate of 5.6% per annum to Yingli (Tianjin) International Trading Ltd. (“TJ International Trading”), a subsidiary of Yingli Group.
[4]	In 2012, Yingli Lixian entered into a financial lease with a subsidiary of Yingli Group, and paid RMB 4,490 and RMB 7,510 deposits during the years ended December 31, 2012 and 2013, respectively, for guarantee of the transaction. In 2012, Fine Silicon entered into a financial lease with a subsidiary of Yingli Group, and paid RMB 10,000 deposits for guarantee of the transaction. In August 2013, Yingli China entered into a sales-lease back transaction with a subsidiary of Yingli Group and paid RMB 10,000 deposits for guarantee of the lease. These deposits will be returned when the transactions were completed, and are recorded in due from related parties as of December 31, 2012, and are reclassified to long-term portion of amounts due from a related party as of December 31, 2013.
[5]	The balance as of December 31, 2014 and 2015 mainly represents the prepayments to subsidiaries of Yingli Group for the construction of plants, which is included in property, plant and equipment in the consolidated balance sheets.
[6]	The Company entered into entrusted construction contract with Yingli PV Group. Under the general term of the contract, Yingli PV Group built 23 project assets of 222.4MW in total for the Company with total amount of RMB 825,748 in 2014. In September 2015, the Company entered into an agreement with Yingli PV Group to terminate the above-mentioned construction contract and deconsolidated all the project assets under the VIE structure. The loss of RMB 6,852, which was the difference between the consideration of RMB 554,452 (US$85,593) and the net book value of the VIEs of RMB561,304 (US$ 86,650), (comprised of total assets of RMB 1,886,045 net of related liabilities of RMB 1,324,741), of was recognized in the Consolidated Statements of Comprehensive Loss upon the disposal of VIE in 2015. Upon disposal, accounts receivables from these VIEs due to sales of PV modules were reclassified from accounts receivables from subsidiaries, which was eliminated when preparing the consolidation, to accounts receivables from related parties; meanwhile, RMB 554,452 (US$85,593) of receivables in relation to consideration of disposal of VIE from related parties were net-off by payables to the related parties for the initial capital injection into the VIEs when VIE were incorporated.